Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5)	Net Loss (millions) (6)	Company Selected Measure: Net Revenue (millions) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(h)	(i)
2024	$4,226,783	$(8,022,572)	$2,588,519	$339,637	$9.21	$66.33	$78.70
2023	$5,072,007	$14,665,987	$2,373,666	$4,546,071	$33.93	$90.22	$69.40
2022	$22,465,554	$(3,039,978)	$10,274,019	$1,480,872	$17.11	$111.86	$68.90

Company Selected Measure Name	total revenue, less transaction-based expenses
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Kelly Rodriques, our PEO, for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding Mr. Rodriques) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rodriques) included for purposes of calculating the average amounts in each applicable year are as follows: for 2024 and 2023, Mark Lee, Jennifer Phillips, Drew Sievers, and Johnathan Short; for 2022, Mark Lee, Johnathan Short, and Jose Cobos.
PEO Total Compensation Amount	$ 4,226,783	$ 5,072,007	$ 22,465,554
PEO Actually Paid Compensation Amount	$ (8,022,572)	14,665,987	(3,039,978)
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of CAP to Mr. Rodriques, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rodriques during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rodriques’ total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2024	$4,226,783	$(2,764,176)	$(9,485,179)	$(8,022,572)
2023	$5,072,007	$(3,656,545)	$13,250,525	$14,665,987
2022	$22,465,554	$(12,934,632)	$(12,570,900)	$(3,039,978)

(a) The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation Table for the applicable year.

(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$1,080,364	$(8,172,105)	$336,303	$(2,259,704)	$470,037	$—	$(9,485,179)
2023	$8,159,673	$5,017,472	$—	$73,381	$—	$—	$13,250,525
2022	$1,104,487	$(18,505,304)	$—	$4,829,917	$—	$—	$(12,570,900)

Non-PEO NEO Average Total Compensation Amount	$ 2,588,519	2,373,666	10,274,019
Non-PEO NEO Average Compensation Actually Paid Amount	$ 339,637	4,546,071	1,480,872
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (e) represent the average amount of CAP to the NEOs as a group (excluding Mr. Rodriques), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rodriques) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rodriques) for each year to determine the CAP, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Summary Compensation Table Value of Equity Awards (a)	Average Equity Award Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2024	$2,588,519	$(1,133,109)	$(1,115,773)	$339,637
2023	$2,373,666	$(968,824)	$3,141,230	$4,546,071
2022	$10,274,019	$(7,379,657)	$(1,413,490)	$1,480,872

(a) The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and "Option Awards" columns in the Summary Compensation Table for the applicable fiscal year.

(b) The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$295,035	$(580,708)	$287,020	$(1,048,835)	$(68,284)	$—	$(1,115,773)
2023	$2,276,073	$733,253	$—	$131,094	$—	$—	$3,141,230
2022	$788,894	$(569,577)	$152,714	$(1,785,521)	$—	$—	$(1,413,490)

Compensation Actually Paid vs. Total Shareholder Return
CAP and TSR of the Company and Select Index

The following graph reflects the relationship between our 1) Summary Compensation Table total for our PEO and average non-PEO NEOs for the applicable years, 2) CAP to our PEO and average non-PEO NEOs for the applicable years, and 3) the Company’s cumulative TSR, assuming an initial fixed investment of $100 on March 21, 2022 (the first date our common stock began trading on the NYSE after the closing of the Business Combination) through December 31, 2024.

Compensation Actually Paid vs. Net Income
CAP and Net Loss

The following graph reflects the relationship between our 1) Summary Compensation Table total for our PEO and average non-PEO NEOs for the applicable years, 2) CAP to our PEO and average non-PEO NEOs for the applicable years, and 3) the Company’s net loss for the applicable years.

Compensation Actually Paid vs. Company Selected Measure
CAP and Net Revenue

The following graph reflects the relationship between our 1) Summary Compensation Table total for our PEO and average non-PEO NEOs for the applicable years, 2) CAP to our PEO and average non-PEO NEOs for the applicable years, and 3) the Company’s net revenue for the applicable years.

Tabular List, Table	1) total revenue, less transaction-based expenses (as calculated in accordance with U.S. GAAP) and 2) Adjusted EBITDA
Total Shareholder Return Amount	$ 9.21	33.93	17.11
Net Income (Loss)	$ 66,330,000	$ 90,220,000	$ 111,860,000
Company Selected Measure Amount	78,700,000	69,400,000	68,900,000
PEO Name	Rodriques
Additional 402(v) Disclosure	Cumulative Total Shareholder Return ("TSR") is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.As noted in “Executive Compensation – Elements of Compensation,” we measure Company performance based on total revenue, less transaction-based expenses (as calculated in accordance with U.S. GAAP) and Adjusted EBITDA. We have selected revenue as the Company-selected metric in the table above.
Analysis of the Information Presented in the Pay Versus Performance Table

As described in greater detail in “Executive Compensation – Executive Compensation Program,” the overall objective of our executive compensation program is to attract, retain, and incentivize highly talented individuals that embody our mission. We do this by designing programs that tie executive compensation to individual performance, overall company performance, and the interests of our stockholders. Our executive compensation is designed with a mix of short-term and long-term components, with cash and equity elements in proportions that we believe provide appropriate incentive to retain our executives and management team and help to achieve success in our business.

While our Compensation Committee and Board utilize performance measures to align executive compensation with Company performance, we generally seek to incentivize long-term performance, and therefore do not specifically align the Company’s performance measures with CAP for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	total revenue, less transaction-based expenses (as calculated in accordance with U.S. GAAP)
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,764,176)	$ (3,656,545)	$ (12,934,632)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,485,179)	13,250,525	(12,570,900)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,080,364	8,159,673	1,104,487
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,172,105)	5,017,472	(18,505,304)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,303	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,259,704)	73,381	4,829,917
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	470,037	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,133,109)	(968,824)	(7,379,657)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,115,773)	3,141,230	(1,413,490)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,035	2,276,073	788,894
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(580,708)	733,253	(569,577)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	287,020	0	152,714
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,048,835)	131,094	(1,785,521)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(68,284)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0